Non-controlling interests	12 Months Ended
Dec. 31, 2019
Interest In Other Entities [Abstract]
Non-controlling interests
Non-controlling interests:
Set out below is summarized financial information for each of our subsidiaries that have non-controlling interests. The amounts disclosed are before inter-company eliminations.

As at		Dec 31, 2019			Dec 31, 2018
	Methanex Egypt	Vessels[1]	Total	Methanex Egypt	Vessels[1]	Total
Current assets	$158,436	$25,471	$183,907	$158,903	$73,431	$232,334
Non-current assets	653,495	182,248	835,743	670,819	142,790	813,609
Current liabilities	(74,498)	(22,326)	(96,824)	(86,155)	(13,625)	(99,780)
Non-current liabilities	(156,058)	(153,842)	(309,900)	(170,034)	(165,766)	(335,800)
Net assets	581,375	31,551	612,926	573,533	36,830	610,363
Carrying amount of Methanex non-controlling interests	$278,780	$19,895	$298,675	$275,303	$21,325	$296,628

For the years ended December 31		2019			2018
	Methanex Egypt	Vessels[1]	Total	Methanex Egypt	Vessels[1]	Total
Revenue	$171,532	$36,500	$208,032	$404,936	$34,759	$439,695
Net and total comprehensive income	4,182	7,834	12,016	118,099	9,168	127,267
Net and total comprehensive income attributable to Methanex non-controlling interests	24,697	3,902	28,599	84,418	4,584	89,002
Equity contributions by non-controlling interests	$—	$—	$—	$—	$5	$5
Acquisition of non-controlling interests	—	(2,219)	(2,219)	—	—	—
Impact of adoption of IFRS 16	(3,355)	—	(3,355)	—	—	—
Distributions paid and accrued to non-controlling interests	$(17,865)	$(3,113)	$(20,978)	$(25,715)	$(11,006)	$(36,721)

For the years ended December 31		2019			2018
	Methanex Egypt	Vessels[1]	Total	Methanex Egypt	Vessels[1]	Total
Cash flows from (used in) operating activities	$68,022	$24,267	$92,289	$254,030	$21,556	$275,586
Cash flows from (used in) financing activities	(74,675)	(21,606)	(96,281)	(333,595)	62,382	(271,213)
Cash flows from (used in) investing activities	$(8,859)	$(3,723)	$(12,582)	$(3,619)	$(99,463)	$(103,082)

[1]	Comprised of multiple ocean going vessels controlled by Waterfront Shipping Company Limited through less than wholly-owned entities.